Note 11 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Division I
Segment Reporting Information, Revenue for Reportable Segment		$ 10,509	$ 9,707
Profit (Loss)		3,717	3,591
Segment Reporting Information, Net Assets		115,116
Segment Reporting Information, Net Assets		115,423
Division II
Segment Reporting Information, Revenue for Reportable Segment		10,207	9,502
Profit (Loss)		4,388	4,841
Segment Reporting Information, Net Assets		124,364
Segment Reporting Information, Net Assets		123,844
Division III
Segment Reporting Information, Revenue for Reportable Segment		10,838	10,244
Profit (Loss)		4,653	5,139
Segment Reporting Information, Net Assets		123,751
Segment Reporting Information, Net Assets		125,568
Division IV
Segment Reporting Information, Revenue for Reportable Segment		11,955	10,475
Profit (Loss)		4,676	4,519
Segment Reporting Information, Net Assets		152,560
Segment Reporting Information, Net Assets		152,409
Division V
Segment Reporting Information, Revenue for Reportable Segment		8,303	7,223
Profit (Loss)		3,013	2,971
Segment Reporting Information, Net Assets		92,548
Segment Reporting Information, Net Assets		91,774
Division VII
Segment Reporting Information, Revenue for Reportable Segment		7,464	6,697
Profit (Loss)		2,050	1,996
Segment Reporting Information, Net Assets		93,505
Segment Reporting Information, Net Assets		91,753
Division VIII
Segment Reporting Information, Revenue for Reportable Segment		7,828	5,977
Profit (Loss)		2,168	1,644
Segment Reporting Information, Net Assets		92,601
Segment Reporting Information, Net Assets		90,425
Division IX
Segment Reporting Information, Revenue for Reportable Segment		9,032	8,528
Profit (Loss)		3,235	3,506
Segment Reporting Information, Net Assets		109,576
Segment Reporting Information, Net Assets		109,411
Segment Reporting Information, Revenue for Reportable Segment		76,136	68,353
Profit (Loss)		27,900	28,207
Segment Reporting Information, Net Assets		904,021
Segment Reporting Information, Net Assets		900,607
Reconciliation of Revenues
Total revenues from reportable divisions		76,136	68,353
Corporate finance charges earned not allocated to divisions		22	22
Corporate investment income earned not allocated to divisions		1,961	2,043
Timing difference of insurance income allocation to divisions		3,594	2,846
Other revenue not allocated to divisions		2	2
Consolidated Revenues	[1]	81,715	73,266
Reconciliation of Profit
Profit per division		27,900	28,207
Corporate earnings not allocated		5,579	4,913
Corporate expenses not allocated		(26,678)	(21,112)
Consolidated Income Before Income Taxes		$ 6,801	$ 12,008

[1]	Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.